GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Changes to Goodwill

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	2011	2012	2013
Balance at beginning of year	$39,493	$28,437	$16,934
Acquisition - OneNet and FingerRockz (Note 4)	1,049	—	496
Impairment charge - IAHGames, OneNet, FunTown and FingerRockz (Note 9)	(5,097)	(12,489)	(17,054)
Reversal of contingent payment of minimum guarantee under licensing agreement	(5,885)	—	—
Translation adjustment	(1,123)	986	(376)

Balance at end of year	$28,437	$16,934	$—